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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103

November 30, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        RE:     The RBB Fund, Inc.
                (1933 Act Registration No. 33-20827)
                (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

        On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated November 26, 2005 for the Company's Robeco WPG Core Bond Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on November 25, 2005.

        Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3357 or to Tina Payne of PFPC Inc. at (302) 791-1833.

                                        Very truly yours,

                                        /s/ Loretta A. Wise
LAW